Consolidated (Successor) and DuPont Performance Coatings Combined (Predecessor) Statements of Operations (USD $) Share data in Millions, except Per Share data, unless otherwise specified	4 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013
Successor [Member]
Net sales	$ 0	$ 4,361,700,000	$ 3,951,100,000
Other revenue	0	29,800,000	35,700,000
Total revenue	0	4,391,500,000	3,986,800,000
Cost of goods sold	0	2,897,200,000	2,772,800,000
Selling, general and administrative expenses	0	991,500,000	1,040,600,000
Research and development expenses	0	49,500,000	40,500,000
Amortization of acquired intangibles	0	83,800,000	79,900,000
Merger and acquisition related expenses	29,000,000	0	28,100,000	29,000,000
Income (loss) from operations	(29,000,000)	369,500,000	24,900,000
Interest expense, net	0	217,700,000	215,100,000
Bridge financing commitment fees	0	0	25,000,000
Other expense, net	0	(115,000,000)	(48,500,000)
Income (loss) before income taxes	(29,000,000)	36,800,000	(263,700,000)
Provision (benefit) for income taxes	0	2,100,000	(44,800,000)
Net income (loss)	(29,000,000)	34,700,000	(218,900,000)
Less: Net income attributable to noncontrolling interests	0	7,300,000	6,000,000
Net income (loss) attributable to controlling interests	(29,000,000)	27,400,000	(224,900,000)
Basic net income (loss) per share	$ 0.00	$ 0.12	$ (0.97)
Diluted net income (loss) per share	$ 0.00	$ 0.12	$ (0.97)
Basic weighted average shares outstanding	0	229.3	228.3
Diluted weighted average shares outstanding	0	230.3	228.3
Predecessor [Member]
Net sales				4,219,400,000	326,200,000
Other revenue				37,400,000	1,100,000
Total revenue				4,256,800,000	327,300,000
Cost of goods sold				2,932,600,000	232,200,000
Selling, general and administrative expenses				873,400,000	70,800,000
Research and development expenses				41,500,000	3,700,000
Amortization of acquired intangibles				0	0
Merger and acquisition related expenses				0	0
Income (loss) from operations				409,300,000	20,600,000
Interest expense, net				0	0
Bridge financing commitment fees				0	0
Other expense, net				(16,300,000)	(5,000,000)
Income (loss) before income taxes				393,000,000	15,600,000
Provision (benefit) for income taxes				145,200,000	7,100,000
Net income (loss)				247,800,000	8,500,000
Less: Net income attributable to noncontrolling interests				4,500,000	600,000
Net income (loss) attributable to controlling interests				$ 243,300,000	$ 7,900,000